Subsequent Events (Details) - Archer Aviation Inc $ / shares in Units, $ in Millions	Feb. 10, 2021 USD ($)	Jan. 29, 2021 USD ($) $ / shares shares	Jul. 09, 2021 $ / shares shares	Dec. 31, 2020	Dec. 11, 2020 ft²
Subsequent Event
Lease term				6 months
Whisman Lease Agreement
Subsequent Event
Lease space (in sqft) | ft²					14,660
Lease term					30 months
Lease renewal term					12 months
Subsequent event
Subsequent Event
Number of shares for each warrant | shares			1
Exercise price of warrants | $ / shares			$ 17.30
Subsequent event | Business Combination Agreement
Subsequent Event
Equity value	$ 2,525
Subsequent event | Business Combination Agreement | Maximum
Subsequent Event
Amount of common stock subscription	$ 600
Subsequent event | United Collaboration
Subsequent Event
Conditional order to purchase aircraft, Amount		$ 1,000
Subsequent event | United Collaboration | Maximum
Subsequent Event
Amount of option to purchase additional quantity of aircraft		$ 500
Subsequent event | Warrant Agreement
Subsequent Event
Maximum number of warrants issued | shares		14,645,614
Percentage of warrants assigned		20.00%
Number of shares for each warrant | shares		1
Exercise price of warrants | $ / shares		$ 0.01